Note Payable	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Note Payable [Abstract]
Note payable

11. Note payable

As of July 31, 2023, the Company had an outstanding note payable of $150,000 to a third-party individual with annual interest rate of 10%, payable upon demand. The note had accrued interest of $25,000 as of July 31, 2023.

10. Note payable

As of April 30, 2023, the Company had an outstanding note payable of $150,000 to a third-party individual with annual interest rate of 10%, payable upon demand. The note had accrued interest of $21,500 as of April 30, 2023.